PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net, consists of the following:

	As of December 31, 2025	As of December 31, 2024
Servers and network equipment	$115,000,000	$115,000,000
Office equipment	47,159	47,159
Subtotal	115,047,159	115,047,159
Less: accumulated depreciation	(15,915,492)	(4,406,061)
Less: impairment loss	99,131,667	-
Property and equipment, net	$-	$110,641,098